Cover	Apr. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2025
Current Fiscal Year End Date	--07-31
Entity File Number	001-36564
Entity Registrant Name	SafeSpace Global Corporation
Entity Central Index Key	0001584693
Entity Tax Identification Number	85-1173741
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	311 S. Weisgarber Road
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37919
City Area Code	(865)
Local Phone Number	459-0965
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Healthcare Integrated Technologies Inc.